Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Leases
2023	$ 4,290
2024	5,710
2025	5,694
2026	5,486
2027 - 2030	37,347
Finance lease obligations	58,527	$ 59,930
Amounts representing interest and deferred finance fees	(13,470)	(14,430)
Finance lease obligations, net of interest and deferred finance fees	$ 45,057	$ 45,500